UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-Q

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number  811-23236

Second Nature Series Trust

 (Exact name of registrant as specified in charter)

8000 Town Centre Drive, Suite 400

Broadview Heights, OH 44147

(Address of principal executive offices) (Zip code)

Mutual Shareholder Services, LLC

8000 Town Centre Drive, Suite 400

Broadview Heights, OH 44147

(Name and address of agent for service)

Registrant's telephone number, including area code:  (440) 922-0066

Date of fiscal year end:   December 31

Date of reporting period:  September 30, 2018

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5).  The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, and 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. Schedule of Investments.

	Second Nature Thematic Growth Fund
	Schedule of Investments
	September 30, 2018 (Unaudited)

Shares		Fair Value

COMMON STOCKS - 94.20%

Apparel & Other Finished Prods Of Fabrics & Similar Material - 5.50%
30	Carter's, Inc.	$ 2,958
20	Lululemon Athletica, Inc. *	3,250
		6,208
Bottled & Canned Soft Drinks Carbonated Waters - 4.14%
40	Monster Beverage Corporation *	2,331
20	National Beverage Corp. *	2,332
		4,664
Household Appliances - 2.92%
30	Irobot Corporation *	3,298

Household Furniture - 2.24%
80	La-Z-Boy Incorporated	2,528

Leisure - 2.47%
30	Johnson Outdoors Inc. Class A *	2,790

Miscellaneous Chemical Products - 3.05%
20	Wd 40 Co. *	3,442

Miscellaneous Publishing - 2.10%
200	Cambium Learning Group Inc. *	2,368

Motor Homes - 2.23%
30	Thor Industries, Inc. *	2,511

Operative Builders - 2.19%
1	NVR, Inc. *	2,471

Retail - Family Clothing Stores - 2.20%
100	American Eagle Outfitters, Inc. *	2,483

Retail-Auto & Home Supply Stores - 6.52%
5	Autozone Inc. *	3,879
10	O'REILLY AUTOMOTIVE, Inc. *	3,473
		7,352
Retail-Catalog & Mail-Order Houses - 1.78%
1	Amazon.Com Inc. *	2,003

Retail-Drug Stores And Proprietary Stores - 2.05%
70	PETMED EXPRESS, Inc. *	2,311

Retail-Eating Places - 6.47%
20	Cracker Barrel Old Country Store, Inc. *	2,943
10	Mcdonald'S Corporation	1,673
50	The Cheesecake Factory Incorporated	2,677
		7,293
Retail-Family Clothing Stores - 6.30%
80	Gap, Inc. *	2,308
20	Childrens Place, Inc.	2,556
20	TJX Companies, Inc.	2,240
		7,104
Retail-Grocery Stores - 2.43%
100	Sprouts Farmers Market, Inc. *	2,741

Retail-Hobby, Toy & Game Shops - 1.73%
120	The Michaels Companies, Inc. *	1,948

Retail-Lumber & Other Building Materials Dealers - 3.67%
20	Home Depot, Inc.	4,143

Retail-Miscellaneous Shopping Goods Stores - 2.20%
70	Dick'S Sporting Goods Inc.	2,484

Retail-Radio Tv & Consumer Electronics Stores - 2.11%
30	Best Buy Co., Inc.	2,381

Retail-Variety Stores - 11.79%
80	Big Lots, Inc.	3,343
10	Costco Wholesale Corporation	2,349
20	Dollar General Corporation *	2,186
20	Five Below, Inc. *	2,601
30	Walmart, Inc. *	2,817
		13,297
Services-Computer Processing & Data Preparation - 2.10%
590	ZYNGA, Inc. *	2,366

Services-Educational Services - 4.05%
70	American Public Education, Inc. *	2,314
20	Grand Canyon Education, Inc. *	2,256
		4,570
Services-Prepackaged Software - 2.14%
20	Electronic Arts, Inc. *	2,410

Ship & Boat Building & Repairing - 2.44%
120	Marine Products Corporation	2,747

Soap, Detergent, Cleaning Preparations, Perfumes, Cosmetics - 2.11%
40	Church & Dwight Company, Inc.	2,375

Specialty Cleaning, Polishing And Sanitation Preparations - 2.67
20	Clorox Company *	3,008

Wholesale-Groceries & Related Products - 2.61%
10	Domino'S Pizza, Inc.	2,948

TOTAL FOR COMMON STOCKS (Cost $104,408) - 94.20%		106,239

MONEY MARKET FUND - 2.60%
2,932	Fidelity Institutional MM Fds. Govt Class - 1.96% **	2,932

TOTAL FOR MONEY MARKET FUND (Cost 2,932) - 2.60%		2,932

TOTAL INVESTMENTS (Cost $107,340) - 96.80% ***		109,171

ASSETS IN EXCESS OF OTHER LIABILITIES - 3.20%		3,606

NET ASSETS - 100.00%		$ 112,777

* Non-income producing securities during the period.
**Variable rate security; the coupon rate shown represents the yield at September 30, 2018

***At September 30, 2018 the net unrealized appreciation on investments, based on cost for federal income tax purposes of $107,340 amounted to $1,832, which consisted of aggregate gross unrealized appreciation of $5,134 and aggregate gross unrealized depreciation of $3,303.

1. SECURITY TRANSACTIONS

At September 30, 2018 the net unrealized appreciation on investments, based on cost for federal income tax purposes of $107,340 amounted to $1,832, which consisted of aggregate gross unrealized appreciation of $5,134 and aggregate gross unrealized depreciation of $3,303.

2. SECURITY VALUATION

As a general principle, the fair value of a security is the amount that the Fund might reasonably expect to realize upon its current sale. The Trust has adopted Financial Accounting Standards Board Statement of Financial Accounting Standards Codification Topic 820, Fair Value Measurements and Disclosures (“ASC 820”). In accordance with ASC 820, fair value is defined as the price that the Fund would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. ASC 820 establishes a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value including such a pricing model and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability, developed based on the best information available under the circumstances.

Various inputs are used in determining the value of the Fund’s investments relating to ASC 820. These inputs are summarized in the three broad levels listed below.

Level 1 – quoted prices in active markets for identical securities.

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The fair value team takes into account the relevant factors and surrounding circumstances, which may include: (i) the nature and pricing history (if any) of the security; (ii) whether any dealer quotations for the security are available; (iii) possible valuation methodologies that could be used to determine the fair value of the security; (iv) the recommendation of a portfolio manager of the fund with respect to the valuation of the security; (v) whether the same or similar securities are held by other funds managed by the Adviser (or Sub-Adviser) or other funds and the method used to price the security in those funds; (vi) the extent to which the fair value to be determined for the security will result from the use of data or formulae produced by independent third parties and (vii) the liquidity or illiquidity of the market for the security.

Board of Trustees Determination. The Board of Trustees meets at least quarterly to consider the valuations provided by fair value team and ratify valuations for the applicable securities. The Board of Trustees considers the reports provided by the fair value team, including follow up studies of subsequent market-provided prices when available, in reviewing and determining in good faith the fair value of the applicable portfolio securities.

Valuation Inputs of Assets	Level 1	Level 2	Level 3	Total
Common Stocks	$106,239	$0	$0	$106,239
Short Term Investment	$2,932	$0	$0	$2,932
Total	$109,171	$0	$0	$109,171

ITEM 2. Controls and Procedures.

      (a)

EVALUATION OF DISCLOSURE CONTROLS AND PROCEDURES. The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant's filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such information is accumulated and communicated to the Registrant's management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The Registrant's management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Quarterly Schedule of Portfolio Holdings on Form N-Q, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant's management, including the Registrant's principal executive officer and the Registrant's principal financial officer, of the effectiveness of the design and operation of the Registrant's disclosure controls and procedures. Based on such evaluation, the Registrant's principal executive officer and principal financial officer concluded that the Registrant's disclosure controls and procedures are effective.

      (b)

CHANGES IN INTERNAL CONTROLS. There have been no significant changes in the Registrant's internal controls or in other factors that could significantly affect the internal controls subsequent to the date of their evaluation in connection with the preparation of this Quarterly Schedule of Portfolio Holdings on Form N-Q.

ITEM 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Second Nature Series Trust

By      /s/ John C. Oldham

John C. Oldham, President

Date:  November 28, 2018

Pursuant to the  requirements  of the  Securities  Exchange  Act of 1934 and the Investment  Company  Act of  1940,  this  report  has been  signed  below by the following  persons on behalf of the  registrant and in the capacities and on the dates indicated.

By     /s/ John C. Oldham

John C. Oldham, President

Date:  November 28, 2018